ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

June 27, 2014	Maureen A. Meredith T +1 617 951 7239 F +1 617 235 7664 maureen.meredith@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	AMG Funds

File Nos. 333-84639; 811-09521

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), AMG Funds (formerly Managers AMG Funds) (the “Trust”) hereby certifies that the following forms of prospectus and statement of additional information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust’s Post-Effective Amendment No. 120 to its Registration Statement on Form N-1A, which was filed by electronic transmission on June 13, 2014 pursuant to Rule 485(b) under the 1933 Act and is the second most recent amendment to the Trust’s Registration Statement on Form N-1A:

(i) Prospectus for AMG Renaissance International Equity Fund dated June 16, 2014; and

(ii) Statement of Additional Information for AMG Renaissance International Equity Fund dated June 16, 2014.

This filing pursuant to Rule 497(j) was intended to be submitted electronically within five days after the commencement of the public offering of AMG Renaissance International Equity Fund’s shares after the effective date of Post-Effective Amendment No. 120 to the Trust’s Registration Statement. If you have any questions concerning this filing, please call me at (617) 951-7239.

Sincerely,

/s/ Maureen A. Meredith
Maureen A. Meredith

June 27, 2014